Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jun. 30, 2014
Entity Registrant Name	dei_EntityRegistrantName	SCOUT FUNDS
Entity Central Index Key	dei_EntityCentralIndexKey	0001105128
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Mar. 24, 2014
Document Effective Date	dei_DocumentEffectiveDate	Mar. 24, 2014
Prospectus Date	rr_ProspectusDate	Mar. 28, 2014
Scout Equity Opportunity Fund (Prospectus Summary) | Scout Equity Opportunity Fund | Scout Equity Opportunity Fund
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SEOFX